Revenue Recognition	3 Months Ended
Mar. 31, 2022
Rigetti Computing, Inc [Member]
Disaggregation of Revenue [Line Items]
Revenue Recognition
4. REVENUE RECOGNITION
The following tables depict the disaggregation of revenue according to the type of good or service and timing of transfer of goods or services:

	Three Months Ended March 31,
	2022	2021
Type of Goods or Service	(In thousands)
Collaborative research and other professional services	$1,515	$1,603
Access to quantum computing systems	589	757

Quantum computing components	$2,104	$2,360

Timing of Revenue Recognition
Revenue recognized at a point in time	$—	$—
Revenue recognized over time	2,104	2,360

	$2,104	$2,360

Selected condensed consolidated balance sheet line items that reflect accounts receivable, contract assets and liabilities as of March 31, 2022 and December 31, 2021 were as follows:

	March 31, 2022	December 31, 2021
	(In thousands)
Trade receivables	$1,147	$961
Unbilled receivables	$114	$581
Deferred revenue	$(519)	$(985)
Changes in deferred revenue from contracts with customers were as follows:

March 31, 2022
(In thousands)
Balance at beginning of period	$(985)
Deferral of revenue	(92)
Recognition of deferred revenue	558

Balance at end of period	$(519)

Remaining performance obligations represent the portion of the transaction price that has not yet been satisfied or achieved. As of March 31, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $10.6 million. The Company expects to recognize estimated revenues related to performance obligations that are unsatisfied (or partially satisfied) in the amounts of approximately $5.3 million during the remainder of year ended December 31, 2022, and $5.3 million during the years ended December 31, 2023 and December 31, 2024.
Deferred Contract Acquisition and Fulfillment Costs
—The Company has not identified any costs that are incremental to the acquisition of customer contracts that would be capitalized as deferred costs on the balance sheet in accordance with ASC
340-40.
Incremental costs incurred to fulfill the Company’s contracts that meet the capitalization criteria in ASC
340-40
have historically been immaterial. Accordingly, the Company has not capitalized any contract fulfillment costs as of March 31, 2022 and March 31, 2021.